FEDERATED MANAGED ALLOCATION PORTFOLIOS
(FORMERLY, MANAGED SERIES TRUST)

FEDERATED MANAGED INCOME PORTFOLIO (FORMERLY, FEDERATED MANAGED INCOME FUND) FEDERATED MANAGED CONSERVATIVE GROWTH PORTFOLIO
    (FORMERLY, FEDERATED MANAGED GROWTH AND INCOME FUND)
FEDERATED MANAGED MODERATE GROWTH PORTFOLIO
    (FORMERLY, FEDERATED MANAGED GROWTH FUND)
FEDERATED MANAGED GROWTH PORTFOLIO
    (FORMERLY, FEDERATED MANAGED AGGRESSIVE GROWTH FUND)

INSTITUTIONAL SHARES
SELECT SHARES
-------------------------------------------------------------------------------
SUPPLEMENT TO PROSPECTUSES DATED JANUARY 31, 2000

On page 26 of each prospectus please add the following under the heading
"Portfolio Managers" and on page 27, delete the biography of John T.
Gentry in its entirety.
NAME                             ASSET CATEGORY
(Portfolio Manager since)     MANAGED       BIOGRAPHY
-------------------------------------------------------------------------------
STEPHEN F. AUTH  Foreign Bonds and    Stephen F. Auth has been the Fund's
(May 2000)       Foreign Stocks       Portfolio Manager since May 2000.   Mr.
                                      Auth joined Federated in May 2000 as Senior
                                      Vice President and Director of Global
                                      Portfolio Management of the Fund's
                                      Sub-Adviser.  From 1985 through March,
                                      2000, Mr. Auth was employed with Prudential
                                      Investments, a unit of Prudential Insurance
                                      Company of America, where he served as a
                                      Portfolio Manager since September 1991 and
                                      also as Senior Managing Director.  Mr. Auth
                                      is a Chartered Financial Analyst.  He
                                      earned a Bachelors Degree from Princeton
                                      University and an M.B.A. from Harvard
                                      University.
-----------------------------------------------------------------------------------
HENRY A.         Foreign Bonds and    Henry A. Frantzen is the Chief Investment Officer for
FRANTZEN         Foreign Stocks       global and international
(November 1995)                       investments. Mr. Frantzen joined Federated in 1995 as a
                                      Executive Vice
                                      President of the Fund's Sub-Adviser and has overseen
                                      the operations of the
                                      Sub-Adviser since its formation. In 1999, Mr. Frantzen
                                      became a Director of
                                      the Fund's Sub-Adviser.  Mr. Frantzen served as Chief
                                      Investment Officer of
                                      of international equities at Brown Brothers Harriman &
                                      Co. from 1992 until
                                      1995. Mr. Frantzen earned his bachelors degree in
                                      Business Administration
                                      from the University of North Dakota.



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                                                              June 30, 2000

Cusip 314212804
Cusip 314212408
Cusip 314212606
Cusip 314212200
Cusip 314212705
Cusip 314212309
Cusip 314212507
Cusip 314212101


25544 (6/00)
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